Description of Plan	12 Months Ended
Dec. 31, 2025
401 (k) Plan
EBP, Description of Plan [Line Items]
Description of Plan	Description of Plan
This description of the Renasant Bank 401(k) Plan (the “Plan”) is provided for general information purposes only. Participants should refer to the Plan document for more complete information.
General: The Plan is a defined contribution plan that includes a “safe harbor” arrangement within the meaning of Section 401(k)(13) of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), and is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”). The Plan covers substantially all employees of Renasant Bank (the “Bank”) and its parent company, Renasant Corporation (the “Company”), as well as all employees of the Company’s wholly-owned subsidiary, Park Place Capital Corporation and the Bank’s wholly-owned subsidiary, Continental Republic Capital, LLC.
The Board of Directors of the Company or its delegate may change the eligibility and other provisions of the Plan from time to time. The assets of the Plan are held with its fiduciary, the Bank (the “Trustee”). The recordkeeper for the Plan is Empower Annuity Insurance Company.
The Plan has been amended several times, including two amendments in 2025. The 2025 amendments provide that, effective January 1, 2026, 1) automatic deferrals shall not exceed 10% of compensation and 2) participants may elect to convert all or a portion of eligible pre-tax accounts to a post-tax In-Plan Roth conversion account.
Effective July 1, 2024, the Bank sold substantially all of the assets of Renasant Insurance, Inc., the Bank’s wholly-owned subsidiary. As a result of the sale, terminated employees were presented the option to keep their account balances in the Plan or roll over their balance into another qualified retirement plan.
Effective April 1, 2025, the Company completed its acquisition by merger of The First Bancshares, Inc. (“The First”), and The First’s subsidiary bank merged with and into the Bank. In connection with the merger, The First Bank 401(k) Plan (“The First Plan”) was terminated. Participants in The First Plan who continued employment with the Company or the Bank were allowed to roll over their account balances from The First Plan into the Plan. An aggregate of $32,374,846 from The First Plan was rolled into the Plan during the year ended December 31, 2025, and is included in “Rollovers” in the Statements of Changes in Net Assets Available for Benefits.
Effective December 31, 2025, the Bank sold substantially all of the assets of Southwest Georgia Insurance Services, Inc., which it acquired in connection with the Company’s acquisition of The First. As a result of the sale, terminated employees were presented the option to keep their account balances in the Plan or roll over their account balances into another qualified retirement plan.
Eligibility: Common law employees, other than employees subject to a collective bargaining agreement, certain nonresident aliens who have no earned income from sources within the United States and leased employees, are immediately eligible to participate in the Plan. Independent contractors or similar workers are not eligible.
Contributions: Participants may voluntarily defer compensation up to applicable Internal Revenue Service (“IRS”) limits, as defined in the Plan document. Eligible employees are automatically enrolled to contribute 4% of compensation into the Plan during the first year of eligibility followed by an annual increase of one percentage point up to a maximum of 6%. As mentioned above, the Plan was amended in 2025, such that beginning in 2026 the maximum automatic deferral is 10% of compensation. Any deferrals in excess of applicable IRS limits, if any, are distributed to the participant in accordance with the terms of the Plan and are included in the line item “Corrective distributions” in the Statements of Changes in Net Assets Available for Benefits. There were no corrective distributions for the years ended December 31, 2025 and 2024. Participants may also roll over distributions from other qualified retirement plans, subject to the approval of the Plan administrator.
Provisions of the Plan allow participants who were age 50 years or older during the calendar year to make catch-up contributions to the Plan. Catch-up contributions represent participant compensation deferrals in excess of regular plan and statutory limits.
Note A – Description of Plan (continued)
The Bank matches each eligible participant’s voluntary deferrals, including catch-up contributions, up to 4% of compensation. The Bank may elect to make a profit sharing contribution in any year, allocated as a level percentage of the compensation of each eligible participant and the same percentage of compensation of each eligible participant in excess of the Social Security wage base. If the Bank elects to make a discretionary profit sharing contribution to non-executive participants, such contributions are made and allocated at the end of the Plan Year to the accounts of eligible participants (a) who are employed on the last day of the Plan Year and are credited with 1,000 hours of service during such year, (b) who die or become disabled during the Plan Year, or (c) who attain the normal retirement age while employed. No additional contributions are allocated to money purchase accounts or Employee Stock Ownership Plan (“ESOP”) accounts.
Participant Accounts: The Plan maintains one or more accounts for each participant, including a money purchase account for participants in a predecessor plan - The Peoples Bank & Trust Company Money Purchase Plan - and an ESOP account for those participants who previously participated in the Renasant Bank Employee Stock Ownership Plan. Deferrals and rollover contributions are allocated to the participant’s accounts when made.
Investments: Participants direct the investment of their accounts in an ERISA Section 404(c) arrangement. Earnings are allocated to accounts each business day. The Plan allows participants to invest in common stock of the Company (“Employer Stock”). Participants may elect annually whether cash dividends paid on Employer Stock will be re-invested in additional shares of Employer Stock within the individual participant’s account or be paid to the participant in cash.
Vesting: Participants are fully vested in deferrals and rollovers and earnings allocable to such contributions. Nondiscretionary profit sharing contributions vest under a six-year graduated schedule as presented below:

Years of Service	Vested %
Less than two	0%
Two, but less than three	20%
Three, but less than four	40%
Four, but less than five	60%
Five, but less than six	80%
Six or more	100%
Safe harbor matching contributions vest 100% after two years of service.
Forfeitures: Forfeitures of non-vested contributions are used to reduce future employer contributions or to pay plan expenses. There were forfeitures used in the amount of $203,152 and $187,159 for the years ended December 31, 2025 and 2024, respectively. At December 31, 2025 and 2024, forfeited non-vested accounts totaled $256,346 and $200,402, respectively.
Benefits: Benefits are equal to the vested value of each participant’s accounts. Upon termination of service, disability or death, benefits are paid upon request in the form of a single sum, except those amounts allocable to a participant’s money purchase account, which are paid in the form of an annuity, unless a participant otherwise elects. Immediate lump-sum distributions may be made to terminated participants if the participant’s vested account balance is $1,000 or less. For terminated participants with vested balances greater than $1,000, but less than $7,000, the participant’s vested balance may be automatically rolled into an individual retirement account unless otherwise elected. Participants may also withdraw an amount at age 59½ if certain criteria are met.
Notes Receivable from Participants: Participants may borrow from their fund accounts up to a maximum equal to the lesser of $50,000 or 50% of their vested account balance with a minimum of $1,000. Loan terms range from one to five years, unless the loan is for the purchase of a principal residence, in which case the loan term has a maximum of ten years. The loans are secured by the balance in the participant’s accounts and bear interest at 1% over the Prime Rate published in The Wall Street Journal on the first business day of the month before the loan is originated.
Note A – Description of Plan (continued)
At December 31, 2025, the Prime Rate was 6.75%. The interest rate is fixed for the life of the loan. Principal and interest are paid ratably through payroll deductions.